MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2016
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

Our marketable securities are equity securities considered to be available-for-sale securities as at June 30, 2016 and December 31, 2015 are as follows:

(in thousands of $)	2016	2015
Opening balance	14,615	—
Acquired as a result of the Merger	—	5,779
Purchases	—	32,159
Disposals	(328)	—
Other than temporary impairment loss	(10,050)	(23,323)
Unrealized impairment loss included in other comprehensive income	(633)	—
	3,604	14,615

The other than temporary impairment loss in the six months ended June 30, 2016 was incurred in the first quarter and comprised a loss of $8.5 million in respect of an investment in a company listed on a U.S. stock exchange that was acquired during 2015 and a loss of $1.5 million in respect of an investment in a company listed on the Norwegian 'Over the Counter' market that was acquired as a result of the Merger. The aggregate fair value of Investments in an unrealized loss position at June 30, 2016 is $3.6 million (December 31, 2015: nil), the aggregate value of unrealized losses at June 30, 2016 is $0.6 million (December 31, 2015: nil).

In 2016, the Company sold 33,151 shares in a U.S. listed company for proceeds of $0.1 million and recorded a loss on sale of $0.2 million in 'other financial items'.